THE LAW OFFICE OF
RONALD N. VANCE, P.C.
Attorney at Law
AMERICAN PLAZA II
57 WEST 200 SOUTH
SUITE 310
SALT LAKE CITY, UTAH 84101

ALSO ADMITTED IN CALIFORNIA (INACTIVE)	TELEPHONE (801) 359-9300 FAX (801) 359-9310 EMAIL: rnvance@qwest.net
July 5, 2006
Barbara C. Jacobs, Assistant Director
Division of Corporation Finance
Mail Stop 4561
100 F Street, NE
Washington, DC 20549

Re:	White Mountain Titanium Corporation
Amendment No. 4 to the Registration Statement on Form SB-2
File No. 333-129347
Dear Ms. Jacobs:
     Attached for filing is the fourth amendment to the registration statement on Form SB-2 of White Mountain Titanium Corporation (the “Company”). Marked paper copies of this amended filing are being forwarded to your staff for their review. In response to the comments in your letter dated June 27, 2006, I have been authorized to provide the following responses and information, with each numbered item below corresponding to the numbered items in your letter:
Form SB-1/A
General
1.	We note that your May 5, 2006, amendment to the Securities Purchase Agreement with Rubicon and Phelps Dodge was undertaken during the filing period of this registration statement. We further note that you subsequently amended your registration statement to include the resale of the 440,000 shares issued as part of the May 2006 agreement. Your Part II disclosure suggests that you relied upon Section 4(2) and/or Rule 506 as the exemption from registration for the issuance of these securities. If so, we note that this issuance occurred after the filing of the initial registration statement and that you then attempted to add these shares to the pending registration statement. As such, it is unclear to us how you, could have concluded that the investors took the shares with investment intent or without a view to distribute. In fact, we note that the May 2006 agreement states that the securities “shall be included in the current registration statement filed on October 31, 2005 in accordance with the terms of the Securities Purchase Agreement.” See Section 4 of Exhibit 10.2a. This same provision then states that “[s]uch shares shall be deemed to have been purchased as if they were bought on the closing date of the Original Securities Agreement.” Taking these points into consideration, please provide a detailed legal analysis regarding the exemption from registration relied upon for the issuance of shares in the May 2006 transaction.

Barbara C. Jacobs, Assistant Director
July 5, 2006

Response: Management of the Company believes that in connection with the offer and sale of the 440,000 shares to Rubicon and Phelps Dodge in the May 2006 transaction, it has meet the requirements for an exemption from registration in this transaction under Section 4(2) and/or Section 4(6) of the Securities Act and Rule 506 promulgated under Section 4)2). No form of general solicitation was used by the issuer; management had an existing and extensive prior relationship with these parties. Also, each of the parties was reasonably believed by management to be an accredited investor as defined in Rule 501(a) of Regulation D. Management believes that Rubicon had at the time of the transaction in excess of approximate $850 Million in total assets and that Phelps Dodge had approximately $10 Billion in total assets, thus far exceeding the monetary requirements of an accredited investor provided in Rule 501(a)(3) of Regulation D. Also, an amended Form D for the transaction with Phelps Dodge was filed with the Commission on May 24, 2006. In addition, each of the parties accepted the shares with the knowledge that the shares had not been registered under the Securities Act and that they could not be resold unless they were registered under the Act or unless an exemption from registration is available. Additional disclosure with regard to this transaction is set forth in Item 24 of Part II of the registration statement and a copy of the Securities Purchase Agreement, as amended, is furnished as an exhibit to the registration statement. Management believes that these parties received the shares without a view toward the further distribution of the shares, except in compliance with either the registration or exemption provisions of the Act, and that these transactions are exempt pursuant to Section 4(6) or 4(2) of the Securities Act, and Rule 506 thereunder, as an exempt transaction, notwithstanding the fact that the shares were included in the last amendment to the registration statement.
     Management understands that the position of the Commission is that the filing of a registration statement is deemed to be the commencement of the public offering of the securities acquired and that the inclusion of the 440,000 shares in the Company’s last amended registration statement could be construed as Rubicon and Phelps Dodge taking these shares with an intent at the time of purchase to further distribute them. (See letter from former director of the Division of Corporation Finance, John J. Huber, to Michael Bradfield, general counsel of the Board of Governors of the Federal Reserve System (March 23, 1984).) The shares have been removed from the current pre-effective amendment to the registration statement to avoid the appearance that they may have been issued to Rubicon or Phelps Dodge with an existing intent to further distribute them in violation of securities laws. Even so, management does not believe the preliminary prospectus in which these shares were included should be construed as an intent at the time of purchase to immediately sell the shares since the preliminary prospectus was not circulated to potential investors by either Rubicon or Phelps Dodge and since no overt action by them otherwise occurred directly to offer or sell the shares pursuant to their inclusion in the prior pre-effective amendment. Although Section 4 of the amended Securities Purchase Agreement with Rubicon and Phelps Dodge provides that the shares “shall be included in the current

Barbara C. Jacobs, Assistant Director
July 5, 2006

registration statement filed on October 31, 2005,” this language is prefaced with the phrase “to the extent permitted by the Commission...” and the Company believes that the exclusion of these shares from the registration statement is contractually authorized.
     Rule 502(d) of Regulation D makes clear that shares purchased in a non-public offering are restricted securities and can only be resold in an appropriate registration statement or under an exemption from registration. In order to enforce this restriction, an issuer is required to exercise “reasonable care” in order to make certain the restrictions are followed by:
•	Making reasonable inquiry to determine if the purchaser is acquiring the securities for himself or for other persons;

•	Providing written disclosure to each purchaser of the restricted nature of the securities and the applicable resale restrictions; and

•	Placement of an appropriate legend on the certificates representing the securities.
Management believes it reasonable satisfied its obligation to exercise such reasonable care in its May 2006 transaction with Rubicon and Phelps Dodge.
     Notwithstanding the limitation on resale in non-public offerings, the Commission has traditionally permitted shares to be sold in such offerings even though provisions are negotiated to register the shares for resale and to subsequently register the shares less than one year after the original sale. Question 61 of SEC Release 33-6455 (March 3, 1983) provides the following guidance:
Question: An investor in a Regulation D offering wishes to resell his securities within a year after the offering. The issuer has agreed to register the securities for resale. Will the proposed resale under the registration statement violate 502(d)?
Answer: No. The function of Rule 502(d) is to restrict the unregistered resale of the securities. Where the resale will be registered, however, such restrictions are unnecessary.
     In order to alert any potential purchaser of the shares included in the registration statement of the issue raised by this comment, the Company has included a new risk factor in the prospectus which outlines the issues raised and the potential risks to the Company and any investor.
2.	Please also provide us with your analysis as to why the May 2006 transaction should not be integrated with the offering that is the subject of your registration statement. As you may know, Rule 152 of the Securities Act provides a safe harbor to separate the issuance and resale transactions for unregistered offerings made in reliance on the exemption from registration provided by Section 4(2). If the two transactions are determined to be integrated, Rule 152 does not appear to be available as it contemplates the filing of a

Barbara C. Jacobs, Assistant Director
July 5, 2006

registration statement subsequent to the issuance of shares in an unregistered offering. Regardless of whether the two transactions are integrated, Rule 152 does not appear to be available for the shares issued in the May 2006 transaction and you should revise the registration statement to remove such shares.
Response: The Company has revised the registration statement to remove from registration the 440,000 common shares issued in the May 2006 transaction.
     In response to the issue raised in regard to integration of the stock issuance in May 2006 with the offering set forth in the registration statement, please see the supplemental response proved in the detailed letter attached hereto.
3.	We note your revised disclosure, starting on page 17, includes third party data. Please tell us whether data that comes from third party sources is available to the general public without charge. If the reports containing this data are not publicly available through channels like public research libraries or press reports, you should delete the reference to the preparers and adopt the data as your own. Alternatively, you may refer to the preparers if you obtain written consent to refer to their statistics and file those consents as exhibits. Please revise the disclosure in your prospectus to include the date and source of all reports cited.
Response: The third party data included in this section has been updated and revised, and is available to the general public on the Internet without charge. Attached to this letter is a supplemental response which includes a table, the first column of which sets forth each of the paragraphs and tables of this section and the second column of which provides the website address where the information can be obtained. Where management was unable to provide the source for the data from a publicly available resource, the third party data has been amended to conform to publicly available data or removed.
Financial Statements
Note 8 — Capital Stock
(a) Preferred stock, pages 16 and 17
4.	We have read your responses to comments 36 and 37 in our letter of November 25, 2005, and comment 11 in our 1etter of February 10, 2006, and do not believe that you have adequately addressed our comments. It is not clear to us why the 2006 amendment to the Securities Purchase Agreement would impact your analysis and accounting for the embedded conversion options and warrants upon issuance in 2005, or in the accounting periods prior to modification.

Barbara C. Jacobs, Assistant Director
July 5, 2006

•	With regard to your determination that the preferred stock is not a derivative instrument because the scope exception of paragraph 1 l(a) is met, it is not clear to us that you analyzed the embedded conversion feature separately from the preferred share host. With regard to this conversion option, describe your consideration of each of the criteria in paragraph 12 of SFAS 133 and the scope exception of paragraph 11(a) of SFAS 133 in your analysis. As part of your response, explain how you have determined whether the preferred stock is more akin to debt or to equity. See paragraph 61(1) of SFAS 133.
Response: According to SFAS 133.12, an embedded derivative instrument shall be separated from the host contract and accounted for as a derivative instrument pursuant to this Statement if and only if all of the listed criteria are met.
     Analysis:
a)	With regards to SFAS 133.12(a) and 61(l), we have determined that the preferred stock is more akin to an equity instrument because it does not have cumulative fixed rate features nor does it have a mandatory redemption as described in paragraph 61(l). Instead, the preferred shares are entitled to the same dividends as is the Company’s common stock and are convertible at a rate of one share of preferred stock to one share of common stock. Therefore, the economic characteristics and risks of the embedded derivative instrument are clearly and closely related to the economic characteristics and risks of the host contract. As such, this first criterion is not met and does not qualify as an embedded derivative.

b)	With regard to SFAS 133.12(b), the preferred shares and the conversion feature are not remeasured at fair value under otherwise applicable GAAP with changes in fair value and reported in earnings as they occur pursuant to the terms of the preferred shares.

c)	Paragraphs 6-11 in SFAS 133.12(c) refer to an instrument with the same terms as the embedded derivative. Paragraph 11(a) states that a reporting entity shall not consider a contract a derivative instrument if any of the criteria listed apply. In the case of the preferred stock, paragraph 11(a) applies because the contract is indexed to its own stock as the preferred shares are convertible at the rate of one preferred share to one common share and would, accordingly, be classified as equity.

Paragraph 12(c) also states that the criterion is not met if the separate instrument with the same terms as the embedded derivative would be classified as a liability under provisions of SFAS 150 but as equity in absence of SFAS 150. In this case, the embedded derivative instrument does not embody an unconditional obligation

Barbara C. Jacobs, Assistant Director
July 5, 2006

requiring the issuer to redeem the preferred stock by transferring assets as the preferred stockholders can only exchange their shares for an equal number of common shares. Therefore, we do not believe the instrument would be classified as a liability. In the same manner, it does not embody an unconditional obligation that the issuer must settle by issuing a variable number of shares nor is the conversion indexed to the fair value of something other than the value of the Company’s common stock. Therefore, the provisions of SFAS 150 would not require the embedded derivative to be classified as a liability and the criteria in SFAS 133.11(a) would apply.
     In conclusion, paragraphs 12(a) and 12(c) are not met and since all the conditions must be met for the instrument to be classified as a derivative instrument, the preferred shares do not qualify as a derivative instrument.
•	With regard to your analysis of paragraphs 14-18 of EITF 00-19, in our letter of February 10, 2006, we asked you to describe your consideration of the liquidated damage provisions represented an uneconomic settlement alternative, as described in paragraph 16. Your response fails to provide the requested analysis and suggests that you believe that a subsequent modification of the agreement makes such analysis unnecessary. You are reminded that because the effectiveness of a registration statement is not within the Company’s control, your analysis should assume that the maximum penalties will be incurred. Likewise, amending the agreement to extend the date on which effectiveness is required should not impact your analysis because for purposes of analyzing this provision you may not assume that effectiveness will be achieved. Refer to comment 11 in our February 10, 2006, and provide us with the requested analysis.
Response: With respect to the Company’s response to comment 11 in your letter of February 10, 2006, the Company explained that it had reached an agreement to settle all damages related to breaching the milestones in the financing agreement for a total of $330,000, payable in shares at a price of $0.75 per share for a total of 440,000 unregistered shares and extended the date to which the registration statement should be effective to September 30, 2006.
     The $330,000 was reached by multiplying the $5,500,000 by 1% per month for 6 months representing damages incurred to December 31, 2005, representing the period from January 31, 2006 (the violation commencement date) plus a negotiated amount agreed to by the preferred shareholders. The preferred shareholders agreed to accept this amount as full settlement for all penalties the Company incurred for not reaching certain milestones. The Company believes that the $330,000 is the best estimate of the maximum amount of penalties it will incur.

Barbara C. Jacobs, Assistant Director
July 5, 2006

     In accordance with paragraph 14 of EITF 00-19; neither the preferred shares, the warrants nor the shares issued as settlement of penalties represent a net-cash settlement since the obligation may be settled with unregistered shares.
     In accordance with paragraph 15 of EITF 00-19; both, the preferred shares and the warrants have a stated price, the preferred shares are convertible into a stated number of shares, i.e. one preferred share for one common share, and the warrants are exercisable at a specified price for a limited period of time. Therefore neither the preferred shares nor the warrants represent a net-cash settlement.
     The liquidating damages have been fully settled in consideration for 440,000 common shares and the Company estimates that this will be the maximum amount of penalties it will incur.
     In accordance with paragraph 16 of EITF 00-19; the contract calls for a penalty for the Company not being able to obtain effectiveness of the registration statement by a specified date. As stated in your last letter, the Company needed to make an estimate of the maximum amount of penalties to be incurred and assess whether it would be considered a net-cash settlement or a net-share settlement. Given that the Company reached an agreement to further extend the effectiveness of the registration statement to September 30, 2006, the Company recorded the $330,000 settlement amount in the financial statements. Since the amount was payable in a stated number of shares, management considered it to be a net-share settlement and therefore recorded the amount as additional-paid-in-capital, and not as a liability. Since the settlement represents a net-share settlement, which is considered an uneconomic settlement alternative, the settlement alternative should be disregarded in the classification of the contract.
     In accordance with paragraph 17 of EITF 00-19; the preferred shares are non-retractable and can only be converted into common shares on a one for one basis as explained above. Whether the common shares are registered or unregistered does not affect the classification of the preferred shares since the preferred shares may only be converted into common shares. There is no obligation to make any cash payments. The only penalty the Company will incur by not being able to register its shares is the 1% per month which management estimates to be a total of $330,000 amount which has been recorded in the financial statements. Likewise, the warrants do not represent any net-cash payment since the Company is not required to make any payments should the warrants expire unexercised. Therefore, neither the preferred shares nor the warrants represent a net-cash settlement and management believes they should be classified as equity.
     Paragraph 18 of EITF 00-19 is not applicable as the shares in question are not registered.
     Based on the above analysis, management concluded that the shares represent an equity instrument, and therefore, the Company has recorded it accordingly.

Barbara C. Jacobs, Assistant Director
July 5, 2006

•	Tell us the periods to which the settlement you paid relates and clarify what “milestones” were missed which resulted in the penalties. Your response should direct us to the specific provisions within the agreements and clearly explain why the $330,000 penalty was recorded in the fourth quarter of 2005. Tell us why the 440,000 common shares were issued as payment and clarify the date on which you reached the agreement, as the financial statements refer to April 5, 2006 and the agreement is dated May 5, 2006. It is also not clear why you have disclosed the agreement as a subsequent event in your interim financial statements for March 31, 2006, when the transaction appears to have been recorded during the fourth quarter of 2005. We also note that the report of your independent registered public accounting firm is February 16, 2006. Please explain.
Response: The periods to which the settlement relates are the 6 months following February 1, 2006.
     Under the original Sales Purchase Agreement entered into with Rubicon in July, 2005, the Company had three events (“milestones”) which it needed to meet or face penalty: a registration statement relating to the financing needed to be filed with the SEC on or before September 30, 2005; the registration statement needed to be declared effective on or before December 31, 2005 and a Canadian prospectus needed to be receipted by the same date, December 31, 2005. Section 6.1(f) of the Sales Purchase Agreement provides for liquidated damages of 1% per month for a period extending two years from closing should any of the milestones not be met.
     In September, 2005 the Sales Purchase Agreement was amended to add Phelps Dodge and the milestones were extended by one month, to October 31, 2005 and January 31, 2006. Using a closing dates of July, 2005 for Rubicon and September, 2005 for Phelps Dodge the penalty would run from those closing dates for two years.
     The Company made the first milestone, the filing of a registration statement with the SEC on or before October 31, 2005; however the registration statement was not declared effective nor was a Canadian prospectus receipted by January 31, 2006. By not meeting these milestones, the liquated damage provisions commenced February 1, 2006 and would have continued at $50,000 per month for Rubicon through July, 2007 and $5,000 per month for Phelps Dodge through September, 2007.
     In mid January, 2006, when it became evident to management that they would not meet the January 31, 2006 milestones, meetings were convened with the Company’s board and Rubicon to seek to remedy a breach of the milestones and a limit to the liquidating damages. The Company proposed to Rubicon that management use its best commercial efforts to have the registration statement receipted as quickly as possible, that there be no requirement to list the

Barbara C. Jacobs, Assistant Director
July 5, 2006

Company’s shares on a Canadian exchange, and that a fixed penalty be agreed in full settlement of missing the January 31, 2006 milestones.
     Several months of negotiations ensued and an agreed settlement with Rubicon on the quantum of liquidating damages (6 months totaling US$300,000) and the method of payment (400,000 White Mountain common shares at the prevailing market price of US$0.75) was reached on April 5, 2006. A definitive document setting out the terms of the settlement was signed with Rubicon on May 5, 2006. A settlement was then reached with Phelps Dodge on terms identical to those agreed with Rubicon. Once both agreements were signed, a total of 440,000 common shares were issued to Rubicon and Phelps Dodge.
     We provided for payment of 6 months damages in the 2005 financial statements based upon the negotiations underway between the Company and Rubicon.
     We disclosed the agreement as a subsequent event in the March, 2006 financial statements as agreement on final terms and sign off of the definitive agreement occurred in April and May, 2006, respectively.
     With regards to the date of the auditors’ report, it will be dual dated as follows:
February 17, 2006, except as to note 8(a) which is as of May 5, 2006.
Part II
Recent Sales of Unregistered Securities
5.	We note your disclosure that you issued 100,000 options to Proteus Capital Corp. on August 6, 2004, 400,000 options to Trio International Capital Corp. on February 8, 2005, and 200,000 options to Crosby Enterprises, Inc. in transactions exempt from registration pursuant to Rule 701. However, paragraph (c)(1) of Rule 701 states that the exemption provided by Rule 701 is available to consultants only if the consultant is a natural person who provides bona fide services to the issuer, which services are not in connection with the offer or sale of securities in a capital-raising transaction and do not directly or indirectly promote or maintain a market for the issuer’s securities. Since Proteus Capital, Trio Internationa1, and Crosby Enterprises are not natural persons, it does not appear that the exemption provided. by Rule 701 is available for these unregistered transactions. We note from section 1 of your Business Consulting Agreement with Crosby Enterprises, filed as exhibit 10.7, that its services relate to the offer and sale of securities in capital raising transactions, such as the initiating and negotiating on your behalf to explore potential transactions which may involve a public or private offering of equity. Moreover, it also appears that Trio International’s services in connection with your plans to seek listing on the Toronto Stock Exchange could be viewed as indirectly promoting or maintaining a market for your securities. See the Letter Of Appointment Of Trio International Capital Corp filed as exhibit 10.3. Please revise to provide additional facts

Barbara C. Jacobs, Assistant Director
July 5, 2006

to support your assertion that these transactions are exempt from registration pursuant to Rule 701 or to state any other exemptions from registration upon which you may rely for these issuance transactions.
Response: This section has been revised to provide information to support the exemption from registration upon which the Company relied in each of these transactions. In each case the Company relied upon Section 4(2) of the Securities Act.
Exhibit 5.1
6.	It appears that your legal opinion inadvertently is dated May 22, 2005. Please file a currently dated legal opinion with your next amendment.
Response: The legal opinion has been revised to reflect the corrected number of shares included in this registration and to correct the date of the opinion.
     Please feel free to contact me if you have any questions in regard to this filing.

Sincerely, /s/ Ronald N. Vance Ronald N. Vance

cc:	Brian Flower, CFO
Michael P. Kurtanjek, President
Michael Adelstein, Esq.
Sarah A. Strunk, Esq.

White Mountain Titanium Corporation
Supplemental Response to Comment 3 of SEC Letter dated June 27, 2006
Titanium Industry and Market Overview
     Overview

     Titanium is the ninth most abundant element, making up about 0.6% of the earth’s crust. Titanium occurs primarily in the minerals anatase, brookite, ilmenite, leucoxene, perovskite, rutile, and sphene. Of these minerals, only rutile, ilmenite and leucoxene, an alternation product of ilmenite, have significant economic importance. Both rutile and ilmenite are chemically processed to produce both titanium dioxide powder and titanium metal
U.S. Geological Survey
Titanium Statistics and Information
http://minerals.usgs.gov/minerals/pubs/commodity/titanium/

U.S. Geological Survey
Titanium Statistical Compendium
http://minerals.usgs.gov/minerals/pubs/commodity/titanium/stat/

     Approximately 95% of titanium is consumed in the form of titanium dioxide powder, primarily as a white pigment in paints, paper, and plastics. Titanium dioxide pigment is characterized by its purity, refractive index, particle size, and surface properties. The superiority of titanium dioxide as a white pigment is due mainly to its high refractive index and resulting light-scattering ability, which impart excellent hiding power and brightness.
U.S. Geological Survey
Titanium Statistics and Information
http://minerals.usgs.gov/minerals/pubs/commodity/titanium/

U.S. Geological Survey
Titanium Statistical Compendium
http://minerals.usgs.gov/minerals/pubs/commodity/titanium/stat/

     Titanium metal is well known for its corrosion resistance, high strength-to-weig ht ratio, and high melting point. Accordingly, titanium metal is used in sectors, such as the aerospace industry, where such considerations are extremely important.
U.S. Geological Survey Titanium Statistical Compendium http://minerals.usgs.gov/minerals/pubs/commodity/titanium/stat/

     Our business is currently focused on the mining concessions which constitute the Cerro Blanco property. These concessions indicate a hard rock rutile deposit as opposed to ilmenite laden mineral sands deposits held by most of our competitors. Rutile generally has higher percentages of titanium oxide.
U.S. Geological Survey Titanium Statistical Compendium http://minerals.usgs.gov/minerals/pubs/commodity/titanium/stat/

     Industry Background

          The bulk of the world’s titanium is used as the metal oxide, titanium dioxide (TiO2). The chemically processed titanium ore, whether rutile or ilmenite based, is turned into pure titanium dioxide and used as a brilliant white pigment which imparts whiteness and opacity to paint, plastics, paper and other products. The use of titanium dioxide as a color carrier has grown over the last 40 years, since the use of white lead-based paints was banned throughout the world for health reasons. Titanium dioxide is chemically inert, which gives it excellent color retention. It is thermally stable, with a melting point at 1,668ºC, which makes it suitable for use in paints and products that are designed to withstand high temperatures. It is as strong as steel but is only 60% its density, and resists corrosion, including sea water and chlorine.
U.S. Geological Survey
Titanium Statistical Compendium
http://minerals.usgs.gov/minerals/pubs/commodity/titanium/stat/

Wikipedia
http://en.widipedia.org/wiki/Titanium

WebElements Periodic Table
http://www.webelements.com/webelements/el ements/text/Ti/heat.html

1

The table below gives a summary of distribution and end-uses on an industry by industry basis for TiO2. TABLE: U.S. Distribution of TiO2 pigment shipments by industry: 2004, found on page 17	U.S. Geological Survey Titanium Minerals Yearbook 2004 http://minerals.usgs.gov/minerals/pubs/co mmodity/titanium/titanmyb04.pdf
The table below gives a broad picture of principal uses for titanium dioxide. TABLE: Uses of Titanium Dioxide by Industry and Use, found on page 18	U.S. Geological Survey
Titanium Minerals Yearbook 2004
http://minerals.usgs.gov/minerals/pubs/co mmodity/titanium/titanmyb04.pdf

Wikipedia
http://en.widipedia.org/wiki/Titanium

Titanium Info Group
http://www.titaniuminfogroup.com/titanium.htm

WebElements Periodic Table
http://www.webelements.com/webelements/el ements/text/Ti/uses.html

     In 2004, an expanding world economy and industrial growth in China led to strong demand for titanium mineral concentrates, titanium metal and titanium dioxide (TiO2) pigment. Gross production of titanium mineral concentrates decreased slightly compared with that of 2003. However, on the basis of TiO2 content, global production of titanium mineral concentrates was estimated to have increased slightly compared with that of 2003.
U.S. Geological Survey Titanium Minerals Yearbook 2004 http://minerals.usgs.gov/minerals/pubs/co mmodity/titanium/titanmyb04.pdf

     The following table sets forth the estimated world reserves of titanium minerals based upon global resources of titanium minerals.

     TABLE of World Reserves of Ilmenite and
     Rutile (‘000t TiO2) by Country, Ilmenite
     and Rutile found on page 19
U.S. Geological Survey Titanium Mineral Concentrates http://minerals.er.usgs.gov/minerals/pubs /commodity/titanium/timinmcs06.pdf

     Titanium Pigment Production

Mining of titanium minerals is usually performed using surface methods like dredging and dry mining and gravity spirals. Ilmenite is often processed to produce a synthetic rutile	U.S. Geological Survey Titanium Minerals Yearbook 2004 http://minerals.usgs.gov/minerals/pubs/co mmodity/titanium/titanmyb04.pdf

     The most widely used processes available for the manufacture of titanium dioxide pigment are the sulphate and chloride processes. Commercially manufactured titanium dioxide pigment is available as either anatase-type or rutile-type, categorized according to its crystalline form, regardless of whether it is made from the mineral rutile. Anatase pigment is currently made by sulphate producers only, while rutile pigment is made by both the chloride and the sulphate processes. The decision to use one process instead of the other is based on numerous factors, including raw material availability, freight, and waste disposal costs.
U.S. Geological Survey Titanium Minerals Yearbook 2004 http://minerals.usgs.gov/minerals/pubs/co mmodity/titanium/titanmyb04.pdf

2

     Anatase and rutile pigments, while both are white, have different properties and thus have different end-uses. For example, rutile pigment is less reactive with the binders in paint when exposed to sunlight than is the anatase pigment and is preferred for use in outdoor paint. Anatase pigment has a bluer tone than rutile, is somewhat softer, and is used mainly in indoor paints and in paper manufacturing. Depending on the manner in which it is produced and subsequently finished, TiO2 pigment can exhibit a range of functional properties, including dispersion, durability, opacity, and tinting.
U.S. Geological Survey Titanium Minerals Yearbook 2004 http://minerals.usgs.gov/minerals/pubs/co mmodity/titanium/titanmyb04.pdf

     In the chloride process, rutile is converted to TiCl4 by chlorination in the presence of petroleum coke. TiCl4 is oxidized with air or oxygen at about 1000ºC, and the resulting TiO2 is calcined to remove residual chlorine and any hydrochloric acid that may have formed in the reaction. Aluminum chloride is added to the TiCl4 to assure that virtually all the titanium is oxidized into the rutile crystal structure. The process is conceptually simple but poses a number of significant chemical engineering problems because of the highly corrosive nature of chlorine, chlorine oxides and titanium tetrachloride at temperatures of or higher.
U.S. Geological Survey Titanium Minerals Yearbook 2004 http://minerals.usgs.gov/minerals/pubs/co mmodity/titanium/titanmyb04.pdf

     In the sulphate process, ilmenite or titanium slag is reacted with sulfuric acid. Titanium hydroxide is then precipitated by hydrolysis, filtered and calcined. This is a process involving approximately 20 separate processing steps. Because sulphate technology is predominantly a batch process, it is possible to operate one part of a sulphate process plant while another part is shut down for maintenance. To some extent, stocks of intermediate reaction products can be allowed to build up, awaiting further processing downstream at some later time. It is also possible that a sulphate process plant can be run at 60-80% capacity utilisation fairly easily if necessary, simply by switching off one or more of its calciners.
U.S. Geological Survey Titanium Minerals Yearbook 2004 http://minerals.usgs.gov/minerals/pubs/co mmodity/titanium/titanmyb04.pdf

     Synthetic rutile is formed by removing the iron content from ilmenite, thereby concentrating the titanium dioxide content to at least 90%. In this way, ilmenites can be upgraded to chloride route feedstocks and used as a substitute for rutile.
U.S. Geological Survey Titanium Minerals Yearbook 2004 http://minerals.usgs.gov/minerals/pubs/co mmodity/titanium/titanmyb04.pdf
For 2004, U.S. consumption of ilmenite and titaniferous slag was more than three times that of both natural and synthetic rutile.	U.S. Geological Survey Titanium Minerals Yearbook 2004 http://minerals.usgs.gov/minerals/pubs/co mmodity/titanium/titanmyb04.pdf

3

     Demand for Titanium Pigment

     An assessment of U.S. Geological Survey historical data (Titanium Minerals Handbook, 1970-2005) shows that world demand for titanium dioxide pigments showed practically unbroken annual growth from 1.6 million tons (Mt) in 1970 to 3.9Mt in 2000. It declined to 3.7Mt in 2001 but rebounded to around 4Mt in 2002, with sales increasing by around 6.6% and a further rise of 3.2% in 2003. World consumption of titanium dioxide pigment was estimated to be 4.6 million metric tons in 2004, an 8% increase compared with consumption in 2003. According to the U.S. Geological Survey Mineral Industry Surveys, titanium mill product shipments in 2004 were approximately 19,300 metric tons and in 2005 were approximately 23,800 metric tons, a 23% increase compared with the shipments in the previous year.
U.S. Geological Survey
Titanium Minerals Yearbooks
http://minerals.usgs.gov/minerals/pubs/commodity/titanium/

U.S. Geological Survey Mineral Industry Surveys
http://minerals.usgs.gov/minerals/pubs/commodity/titanium/timis4q05.pdf

     Titanium Dioxide Prices

     The 2004 year end published price range for bulk rutile mineral concentrates was US$430 to US$480 per metric ton, a moderate increase compared with that of 2003. Year end prices of ilmenite concentrate ranged from US$72 to US$90 per ton for 2004. Based on U.S. Customs Service data, year end unit value of slag imports ranged from US$347 to US$466 per ton in 2004.
U.S. Geological Survey Titanium Minerals Yearbook 2004 http://minerals.usgs.gov/minerals/pubs/co mmodity/titanium/titanmyb04.pdf

     As capacity utilization rates for TiO2 pigment plants rose, 2004 year end published prices for anatase and rutile grade pigment increased moderate4ly compared with those of 2003. The U.S. Department of Labor, Bureau of Labor Statistics producer price index for TiO2 pigment increased to 148.9 in December 2004 from 146.1 in December 2003.
U.S. Geological Survey Titanium Minerals Yearbook 2004 http://minerals.usgs.gov/minerals/pubs/co mmodity/titanium/titanmyb04.pdf

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